Stock Compensation - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected volatility, Minimum	75.40%	74.00%	86.10%	74.00%
Expected volatility, Maximum	76.60%	75.70%	92.50%	74.30%
Risk-free rate, Minimum	0.60%	0.40%	0.41%	2.19%
Risk-free rate, Maximum	1.10%	1.70%	1.67%	2.22%
Dividend yield			0.00%	0.00%
Minimum [Member]
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected term (in years)	5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months
Maximum [Member]
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years